REVENUE INFORMATION - Disaggregation of revenue (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
REVENUE INFORMATION
Revenues	¥ 3,704,537,419	$ 581,322,760	¥ 2,444,328,764	¥ 2,076,289,101
Electric scooter sales
REVENUE INFORMATION
Revenues	3,252,988,512		2,143,292,397	1,787,274,271
Accessory and spare parts sales
REVENUE INFORMATION
Revenues	397,088,122		258,928,790	253,799,782
Service revenues
REVENUE INFORMATION
Revenues	¥ 54,460,785		¥ 42,107,577	¥ 35,215,048